Stock Options (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Shares, Options exercisable	2,281,298	210,520	441,850
Weighted Average Exercise Price, Options exercisable	$ 7.32	$ 16.44	$ 14.95
Minimum [Member]
Per Share Exercise Price, Options exercisable	$ 2.21	$ 9.30	$ 8.27
Maximum [Member]
Per Share Exercise Price, Options exercisable	$ 46.87	$ 26.15	$ 26.15